Consolidated statements of cash flows - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Consolidated statements of cash flows
Net loss	$ (2,892,394)	$ (5,145,155)	$ (3,390,965)
Items not affecting cash
Depreciation (Note 6)	206,059	261,525	415,375
Stock-based compensation (Note 12)	0	11,985	71,645
Accreted interest on convertible debentures (Note 8)	69,351	313,865	744,930
Deferred income tax recovery (Note 16)	(5,521)	(93,854)	0
Write-down of inventory	0	112,672	236,459
Write-down of investment tax credits	0	0	233,377
(Gain) loss on disposal of property and equipment	(44,435)	0	41,603
Non-cash lease expense	14,366	138,051	19,855
Write down on impaired fixed assets (Note 6)	0	514,502	0
Unrealized foreign exchange (gain) loss	(5,761)	1,995	62,658
Change in non-cash operating assets & liabilities
Accounts receivable	(602)	566,384	(389,182)
Investment tax credits	0	213,956	60,244
Prepaid expenses, sundry and other assets	(77,816)	53,558	40,866
Accounts payable, accrued liabilities and employee costs payable	1,337,672	609,520	1,932,410
Income tax payable	10,858	(20,333)	32,833
Cash flows (used in) provided from operating activities	(1,388,223)	(2,461,329)	112,108
Financing activities
Proceeds from promissory notes payable (Note 8)	200,000	0	0
Proceeds from private placement (Note 11)	0	3,069,448	0
Share issuance cost (Note 11)	0	(38,220)	0
Cash flows provided from financing activities	200,000	3,031,228	0
Investing activity
Sale of property and equipment (Note 6)	500,000	0	29,191
Purchase of property and equipment (Note 6)	0	0	(3,875)
Cash flows provided from investing activities	500,000	0	25,316
(Decrease) increase in cash	(688,223)	569,899	137,424
Cash, beginning of year	771,945	202,046	64,622
Cash, end of year	83,722	771,945	202,046
Supplemental cash flow information
Interest paid	0	0	0
Taxes paid	$ 0	$ 0	$ 0